Subsequent Events (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 23, 2026	Oct. 22, 2026	Oct. 21, 2026	Jun. 22, 2026	May 06, 2026	Jan. 01, 2026	Nov. 30, 2026	Nov. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 22, 2026	Sep. 17, 2025	Jan. 25, 2023	Jan. 24, 2023
Subsequent Event [Line Items]
Sales of Class A Common Stock				$ 5,000,000.0						$ 1,362	$ 1,341,240
Proceeds from Issuance of Common Stock												$ 1,778,987
Share price														$ 1.00	$ 1.00	$ 300.00	$ 480.00
Shares converted											410,001
Common Stock, Shares, Outstanding										1,028,702	1,028,702	356,794
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding										1,028,702	1,028,702	356,794	231,973
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Share price										$ 18.6336	$ 18.6336
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs, shares												5,002
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Sales of Class A Common Stock											$ 33,900,000
Sales of Class A Common Stock, shares									1,063		27,134
Sale of Stock, Price Per Share										800	$ 800
Share price										$ 1,200.00	$ 1,200.00
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs, shares					3,198
Series B Convertible Preferred Stock [Member] | Partner Colorado Credit Union [Member]
Subsequent Event [Line Items]
Preference share holding percentage										60.90%	60.90%
Common Stock [Member]
Subsequent Event [Line Items]
Sales of Class A Common Stock											$ 1,100,000
Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sales of Class A Common Stock											$ 26
Sales of Class A Common Stock, shares										866
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price		$ 0.1210
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of Stock, Description of Transaction						These transactions will be reflected in the Company’s first quarter 2026 financial statements.
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Share price	$ 0.1210	$ 0.1210
Shares converted		7,605					7,605	19,529
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares converted			13,340
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sales of Class A Common Stock						$ 150,000,000.0
Sales of Class A Common Stock, shares						18,664
Proceeds from Issuance of Common Stock						$ 200,000
Sale of Stock, Price Per Share						$ 9.24
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs, shares	62,851,246	408,139					62,851,246	131,219,818